Northern Lights Fund Trust

Ladenburg Aggressive Growth Fund

Ladenburg Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Income & Growth Fund

Ladenburg Income Fund

Incorporated herein by reference is the definitive version of the supplement for Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 14, 2015, (SEC Accession No. 0001580642-15-003474).